Note 6 - Inventories - Provisions for Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 6,632	$ 6,597	$ 5,664
Provisions for obsolete inventories	405	1,359	1,328
Other deductions	(408)	(1,324)	(395)
Balance a	$ 6,629	$ 6,632	$ 6,597